Annual Total Returns - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund - Strategic Advisers Core Income Fund	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	(1.57%)
Annual Return 2014	5.37%
Annual Return 2015	(0.02%)
Annual Return 2016	4.37%
Annual Return 2017	4.71%
Annual Return 2018	(0.33%)
Annual Return 2019	9.19%
Annual Return 2020	9.38%
Annual Return 2021	(0.67%)
Annual Return 2022	(14.11%)